SUBORDINATED LIABILITIES - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Subordinated liabilities [abstract]
Repurchase of debt securities and subordinated liabilities	£ 0	£ 0